Carrying Amounts and Fair Value of Financial Instruments (Summary of the carrying value and estimated fair value of financial instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial Assets:
Cash And Cash Equivalents	$ 10,193	$ 7,630
Certificates of Deposits With Other Banks	2,095	2,100
Investment And Mortgage-Backed Securities	429,701	431,003
Loans Receivable, Net	339,874	358,917
FHLB Stock	3,145	5,017
Financial Liabilities:
Checking, Savings, And Money Market Accounts	406,864	401,813
Certificate Accounts	253,251	256,884
Advances From FHLB	52,900	87,740
Other Borrowed Money	8,523	8,003
Subordinated Debt Obligations, Fair Value Disclosure	5,155	5,155
Senior Convertible Debentures	6,084	6,084
Netting
Financial Assets:
Cash And Cash Equivalents	10,193	7,630
Certificates of Deposits With Other Banks	2,095	2,100
Investment And Mortgage-Backed Securities	429,701	431,003
Loans Receivable, Net	340,368	356,623
FHLB Stock	3,145	5,017
Financial Liabilities:
Checking, Savings, And Money Market Accounts	406,864	401,813
Certificate Accounts	253,300	257,883
Advances From FHLB	55,646	92,608
Other Borrowed Money	8,523	8,003
Subordinated Debt Obligations, Fair Value Disclosure	5,155	5,155
Senior Convertible Debentures	6,084	6,084
Fair Value, Inputs, Level 1
Financial Assets:
Cash And Cash Equivalents	10,193	7,630
Certificates of Deposits With Other Banks	0	0
Investment And Mortgage-Backed Securities	0	0
Loans Receivable, Net	0	0
FHLB Stock	3,145	5,017
Financial Liabilities:
Checking, Savings, And Money Market Accounts	406,864	401,813
Certificate Accounts	0	0
Advances From FHLB	0	0
Other Borrowed Money	8,523	8,003
Subordinated Debt Obligations, Fair Value Disclosure	0	0
Senior Convertible Debentures	0	0
Fair Value, Inputs, Level 2
Financial Assets:
Cash And Cash Equivalents	0	0
Certificates of Deposits With Other Banks	2,095	2,100
Investment And Mortgage-Backed Securities	429,701	431,003
Loans Receivable, Net	0	0
FHLB Stock	0	0
Financial Liabilities:
Checking, Savings, And Money Market Accounts	0	0
Certificate Accounts	253,300	257,883
Advances From FHLB	55,646	92,608
Other Borrowed Money	0	0
Subordinated Debt Obligations, Fair Value Disclosure	5,155	5,155
Senior Convertible Debentures	6,084	6,084
Fair Value, Inputs, Level 3
Financial Assets:
Cash And Cash Equivalents	0	0
Certificates of Deposits With Other Banks	0	0
Investment And Mortgage-Backed Securities	0	0
Loans Receivable, Net	340,368	356,623
FHLB Stock	0	0
Financial Liabilities:
Checking, Savings, And Money Market Accounts	0	0
Certificate Accounts	0	0
Advances From FHLB	0	0
Other Borrowed Money	0	0
Subordinated Debt Obligations, Fair Value Disclosure	0	0
Senior Convertible Debentures	$ 0	$ 0